UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Investor Class | JAMFX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$135	2.33%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$59,790,739
Number of Holdings	32
Portfolio Turnover	28%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Porch Group, Inc.	6.9%
Powerfleet, Inc. NJ	6.5%
Doximity, Inc.	6.0%
DraftKings, Inc.	5.5%
Zillow Group, Inc.	5.4%
MongoDB, Inc.	5.0%
Cloudflare, Inc.	4.9%
Confluent, Inc.	4.8%
OptimizeRx Corp.	4.8%
Braze, Inc.	4.7%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Internet Fund	PAGE 1	TSR-SAR-469785604

Jacob Small Cap Growth Fund
Investor Class | JSCGX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$169	3.14%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,171,746
Number of Holdings	36
Portfolio Turnover	25%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	9.9%
Porch Group, Inc.	6.2%
Powerfleet, Inc. NJ	5.7%
Alphatec Holdings, Inc.	5.6%
Doximity, Inc.	5.5%
Heron Therapeutics, Inc.	5.4%
Zillow Group, Inc.	5.0%
OptimizeRx Corp.	4.4%
Confluent, Inc.	4.4%
Braze, Inc.	4.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 1	TSR-SAR-469785109

Jacob Small Cap Growth Fund
Institutional Class | JSIGX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$156	2.89%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,171,746
Number of Holdings	36
Portfolio Turnover	25%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	9.9%
Porch Group, Inc.	6.2%
Powerfleet, Inc. NJ	5.7%
Alphatec Holdings, Inc.	5.6%
Doximity, Inc.	5.5%
Heron Therapeutics, Inc.	5.4%
Zillow Group, Inc.	5.0%
OptimizeRx Corp.	4.4%
Confluent, Inc.	4.4%
Braze, Inc.	4.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 1	TSR-SAR-469785505

Jacob Discovery Fund
Investor Class | JMCGX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$118	2.30%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,790,830
Number of Holdings	44
Portfolio Turnover	11%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Powerfleet, Inc. NJ	6.7%
Thunderbird Entertainment Group, Inc.	5.5%
First American Government Obligations Fund**	5.3%
Inspired Entertainment, Inc.	4.7%
Usio, Inc.	4.2%
OptimizeRx Corp.	4.0%
DiaMedica Therapeutics, Inc.	4.0%
Cantaloupe, Inc.	3.9%
Solitario Resources Corp.	3.7%
Harrow, Inc.	3.4%
Sector Breakdown (% of net assets)
**	The percentage reflected does not include the collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 1	TSR-SAR-469785406

Jacob Discovery Fund
Institutional Class | JMIGX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	2.00%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,790,830
Number of Holdings	44
Portfolio Turnover	11%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Powerfleet, Inc. NJ	6.7%
Thunderbird Entertainment Group, Inc.	5.5%
First American Government Obligations Fund**	5.3%
Inspired Entertainment, Inc.	4.7%
Usio, Inc.	4.2%
OptimizeRx Corp.	4.0%
DiaMedica Therapeutics, Inc.	4.0%
Cantaloupe, Inc.	3.9%
Solitario Resources Corp.	3.7%
Harrow, Inc.	3.4%
Sector Breakdown (% of net assets)
**	The percentage reflected does not include the collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 1	TSR-SAR-469785307

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jacob Funds
Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Core Financial Statements
February 28, 2025
(Unaudited)

Jacob Internet Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Arrangement of Transportation of Freight & Cargo - 1.4%
Freightos Ltd.(a)	304,957	$869,128
Auto Dealers & Gasoline Stations - 2.3%
Autohome, Inc. - ADR	22,300	640,902
TrueCar, Inc.(a)	323,000	752,590
		1,393,492
Business Services - 13.7%
Coinbase Global, Inc. - Class A(a)	9,800	2,113,076
comScore, Inc.(a)	83,750	505,850
OptimizeRx Corp.(a)	548,602	2,841,758
Phreesia, Inc.(a)	38,800	1,029,752
Zhihu, Inc. - ADR(a)(b)	332,000	1,696,520
		8,186,956
Calculating and Accounting Machines (No Electronic Computers) - 3.3%
Cantaloupe, Inc.(a)	201,200	1,975,784
Communications Equipment - 6.5%
Powerfleet, Inc.(a)	554,918	3,912,172
Computer Peripheral Equipment - 2.1%
Identiv, Inc.(a)	337,726	1,239,454
Computer Processing & Data Preparation - 8.7%
Doximity, Inc. - Class A(a)	50,700	3,574,350
HUYA, Inc. - ADR	185,800	707,898
Nextdoor Holdings, Inc.(a)	506,100	895,797
		5,178,045
Computer Programming, Data Processing, Etc. - 21.7%
Braze, Inc. - Class A(a)	75,650	2,797,537
Cloudflare, Inc. - Class A(a)	20,000	2,906,000
Confluent, Inc. - Class A(a)	89,800	2,850,252
MongoDB, Inc.(a)	11,277	3,015,808
Snap, Inc. - Class A(a)	135,000	1,383,750
		12,953,347
Finance Services - 6.4%
Block, Inc.(a)	38,600	2,520,580
SoFi Technologies, Inc.(a)	90,700	1,312,429
		3,833,009
Miscellaneous Amusement & Recreation - 13.8%
DraftKings, Inc. - Class A(a)	75,200	3,298,272
Flutter Entertainment PLC(a)	8,000	2,244,720
Inspired Entertainment, Inc.(a)	250,043	2,695,464
		8,238,456

	Shares	Value
Patent Owners & Lessors - 1.9%
Immersion Corp.	139,111	$1,118,452
Personal Services - 3.2%
WM Technology, Inc.(a)	1,474,662	1,931,807
Real Estate - 12.3%
Porch Group, Inc.(a)	587,900	4,109,421
Zillow Group, Inc. - Class C(a)	42,475	3,256,134
		7,365,555
Semiconductors & Related Devices - 2.1%
Atomera, Inc.(a)(b)	102,100	599,327
Impinj, Inc.(a)	6,950	671,787
		1,271,114
TOTAL COMMON STOCKS (Cost $45,727,413)		59,466,771
SHORT-TERM INVESTMENTS - 1.6%
Investments Purchased with Proceeds from Securities Lending - 1.1%
First American Government Obligations Fund - Class X, 4.29%(c)	641,035	641,035
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.29%(c)	299,897	299,897
TOTAL SHORT-TERM INVESTMENTS (Cost $940,932)		940,932
TOTAL INVESTMENTS - 101.0% (Cost $46,668,345)		60,407,703
Liabilities in Excess of Other Assets - (1.0)%		(616,964)
TOTAL NET ASSETS - 100.0%		$59,790,739

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $668,962 which represented 1.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

1

Jacob Small Cap Growth Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Auto Dealers & Gasoline Stations - 0.9%
Autohome, Inc. - ADR	2,700	$77,598
Biological Products (No Diagnostic Substances) - 6.8%
Beam Therapeutics, Inc.(a)	5,000	131,700
CRISPR Therapeutics AG(a)(b)	2,300	101,016
Krystal Biotech, Inc.(a)	1,140	204,345
Precision BioSciences, Inc.(a)	21,557	116,192
		553,253
Business Services - 8.4%
OptimizeRx Corp.(a)	69,935	362,263
Phreesia, Inc.(a)	4,400	116,776
Zhihu, Inc. - ADR(a)	41,000	209,510
		688,549
Calculating and Accounting Machines (No Electronic Computers) - 3.0%
Cantaloupe, Inc.(a)	24,969	245,196
Communications Equipment - 5.7%
Powerfleet, Inc.(a)	66,500	468,825
Computer Peripheral Equipment - 2.0%
Identiv, Inc.(a)	43,800	160,746
Computer Processing & Data Preparation - 7.0%
Doximity, Inc. - Class A(a)	6,400	451,200
Nextdoor Holdings, Inc.(a)	68,400	121,068
		572,268
Computer Programming, Data Processing, Etc. - 8.6%
Braze, Inc. - Class A(a)	9,300	343,914
Confluent, Inc. - Class A(a)	11,200	355,488
		699,402
Finance Services - 2.0%
SoFi Technologies, Inc.(a)	11,300	163,511
Industrial Organic Chemicals - 1.7%
Codexis, Inc.(a)	46,046	139,980
Medical Laboratories - 4.8%
CareDx, Inc.(a)	11,617	257,316
Celcuity, Inc.(a)	14,300	134,849
		392,165
Miscellaneous Amusement & Recreation - 4.1%
Inspired Entertainment, Inc.(a)	30,792	331,938
Motion Picture & Video Tape Production - 3.7%
Thunderbird Entertainment Group, Inc.(a)	230,000	301,300

	Shares	Value
Patent Owners & Lessors - 1.6%
Immersion Corp.	15,791	$126,960
Personal Services - 2.9%
WM Technology, Inc.(a)	184,081	241,146
Pharmaceutical Preparations - 15.4%
Arcturus Therapeutics Holdings, Inc.(a)	2,580	43,318
Cartesian Therapeutics, Inc.(a)(b)	4,700	88,548
Esperion Therapeutics, Inc.(a)(b)	162,000	275,400
Harrow, Inc.(a)	11,114	312,081
Heron Therapeutics, Inc.(a)(b)	178,097	439,900
Ideaya Biosciences, Inc.(a)	4,949	101,801
		1,261,048
Real Estate - 11.2%
Porch Group, Inc.(a)	72,789	508,795
Zillow Group, Inc. - Class C(a)	5,300	406,298
		915,093
Semiconductors & Related Devices - 1.0%
Impinj, Inc.(a)	874	84,481
Surgical & Medical Instruments & Apparatus - 8.4%
Alphatec Holdings, Inc.(a)	36,663	459,387
Tela Bio, Inc.(a)	91,200	223,440
		682,827
TOTAL COMMON STOCKS (Cost $6,737,912)		8,106,286
SHORT-TERM INVESTMENTS - 9.9%
Investments Purchased with Proceeds from Securities Lending - 9.3%
First American Government Obligations Fund - Class X, 4.29%(c)	760,087	760,087
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(c)	48,250	48,250
TOTAL SHORT-TERM INVESTMENTS (Cost $808,337)		808,337
TOTAL INVESTMENTS - 109.1% (Cost $7,546,249)		8,914,623
Liabilities in Excess of Other Assets - (9.1)%		(742,877)
TOTAL NET ASSETS - 100.0%		$8,171,746

The accompanying notes are an integral part of these financial statements.

2

Jacob Small Cap Growth Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $793,220 which represented 9.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Jacob Discovery Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Advertising - 2.0%
IZEA Worldwide, Inc.(a)	119,650	$288,356
Arrangement of Transportation of Freight & Cargo - 2.9%
Freightos Ltd.(a)	150,000	427,500
Auto Dealers & Gasoline Stations - 1.3%
TrueCar, Inc.(a)	82,000	191,060
Biological Products (No Diagnostic Substances) - 1.5%
Precision BioSciences, Inc.(a)	40,089	216,080
Business Services - 8.6%
comScore, Inc.(a)	44,305	267,602
OptimizeRx Corp.(a)	113,654	588,728
Zhihu, Inc. - ADR(a)	82,366	420,890
		1,277,220
Calculating and Accounting Machines (No Electronic Computers) - 3.9%
Cantaloupe, Inc.(a)	59,325	582,572
Communications Equipment - 6.7%
Powerfleet, Inc.(a)	140,121	987,853
Computer Peripheral Equipment - 2.6%
Identiv, Inc.(a)	104,555	383,717
Computer Processing & Data Preparation - 5.3%
DouYu International Holdings Ltd. - ADR	17,000	121,550
HUYA, Inc. - ADR	42,000	160,020
Nextdoor Holdings, Inc.(a)	59,000	104,430
ReposiTrak, Inc.(b)	20,512	402,856
		788,856
Consumer Credit Reporting, Collection Agencies - 1.2%
CreditRiskMonitor.com, Inc.(a)	66,200	182,050
Functions Related to Depository Banking - 4.3%
Usio, Inc.(a)	410,100	627,453
Gold and Silver Ores - 3.7%
Solitario Resources Corp.(a)	809,300	546,358
Help Supply Services - 3.4%
Hudson Global, Inc.(a)	45,954	505,494
Industrial Organic Chemicals - 1.4%
Codexis, Inc.(a)	68,875	209,380

	Shares	Value
Medical Laboratories - 3.6%
CareDx, Inc.(a)	13,800	$305,670
Celcuity, Inc.(a)	24,209	228,291
		533,961
Metal Mining - 1.7%
Western Copper & Gold Corp.(a)	244,950	257,198
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.3%
Azimut Exploration, Inc.(a)	462,480	188,692
Miscellaneous Amusement & Recreation - 4.7%
Inspired Entertainment, Inc.(a)	64,336	693,542
Motion Picture & Video Tape Production - 5.5%
Thunderbird Entertainment Group, Inc.(a)	625,135	818,927
Patent Owners & Lessors - 1.2%
Immersion Corp.	22,182	178,343
Personal Services - 3.0%
WM Technology, Inc.(a)	341,788	447,742
Pharmaceutical Preparations - 14.2%
Arcturus Therapeutics Holdings, Inc.(a)	5,870	98,557
Cartesian Therapeutics, Inc.(a)(b)	7,000	131,880
DiaMedica Therapeutics, Inc.(a)	89,730	585,937
Esperion Therapeutics, Inc.(a)(b)	150,000	255,000
Harrow, Inc.(a)	18,047	506,760
Heron Therapeutics, Inc.(a)(b)	92,960	229,611
Ideaya Biosciences, Inc.(a)	7,335	150,881
SCYNEXIS, Inc.(a)	140,000	144,200
		2,102,826
Prepackaged Software - 0.2%
Leafly Holdings, Inc.(a)	106,872	23,565
Real Estate - 1.8%
Porch Group, Inc.(a)	37,550	262,475
Semiconductors & Related Devices - 1.5%
Atomera, Inc.(a)(b)	36,800	216,016
Surgical & Medical Instruments & Apparatus - 6.6%
Alphatec Holdings, Inc.(a)	40,200	503,706
Cerus Corp.(a)	60,000	99,000
Tela Bio, Inc.(a)	154,775	379,199
		981,905
TOTAL COMMON STOCKS (Cost $18,456,856)		13,919,141

The accompanying notes are an integral part of these financial statements.

4

Jacob Discovery Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - 0.1%
Advertising Agencies - 0.1%
SRAX, Inc., 0.00%	368,541	$10,061
TOTAL PREFERRED STOCKS (Cost $18,017)		10,061
SHORT-TERM INVESTMENTS - 12.4%
Investments Purchased with Proceeds from Securities Lending - 7.1%
First American Government Obligations Fund - Class X, 4.29%(c)	1,056,443	1,056,443
Money Market Funds - 5.3%
First American Government Obligations Fund - Class X, 4.29%(c)	777,054	777,054
TOTAL SHORT-TERM INVESTMENTS (Cost $1,833,497)		1,833,497
TOTAL INVESTMENTS - 106.6% (Cost $20,308,370)		15,762,699
Liabilities in Excess of Other Assets - (6.6)%		(971,869)
TOTAL NET ASSETS - 100.0%		$14,790,830

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $1,084,063 which represented 7.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
Assets:
Investments, at value (cost $46,668,345, $7,546,249 and $20,308,370, respectively)	$60,407,703*	$8,914,623*	$15,762,699*
Receivable for capital shares sold	35,208	50,100	47,118
Receivable for securities lending	1,795	525	1,587
Dividend and interest receivable	26,766	3,255	1,911
Prepaid expenses and other assets	16,288	23,245	23,945
Total assets	60,710,937	9,023,651	15,923,781
Liabilities:
Collateral on securities loaned	641,035	760,087	1,056,443
Payable for securities purchased	61,705	48,732	—
Payable for capital shares repurchased	50,618	—	14,873
Payable for investment adviser fees	59,526	—	3,910
Payable for distribution and shareholder servicing expenses-Investor Class (see Note 7)	13,788	611	1,319
Accrued accounting fees	7,446	8,764	8,813
Accrued administration fees	23,865	11,561	16,540
Accrued audit fees	7,984	7,981	7,984
Accrued directors fees	15,718	2,226	4,287
Accrued legal fees	8,835	730	2,468
Accrued transfer agent fees	24,296	10,931	12,941
Accrued expenses and other liabilities	5,382	282	3,373
Total liabilities	920,198	851,905	1,132,951
Net Assets	$59,790,739	$8,171,746	$14,790,830
Net Assets Consist of:
Capital stock	$55,671,924	$8,458,667	$42,744,445
Total accumulated gains (losses)	4,118,815	(286,921)	(27,953,615)
Total net assets	$59,790,739	$8,171,746	$14,790,830
Institutional Class
Net Assets	$—	$4,928,907	$8,275,451
Shares outstanding(1)	—	216,351	315,756
Net asset value, redemption price and offering price per share(2)	$—(3)	$22.78	$26.21
Investor Class
Net Assets	$59,790,739	$3,242,839	$6,515,379
Shares outstanding(1)	9,564,105	148,505	277,560
Net asset value, redemption price and offering price per share(2)	$6.25	$21.84	$23.47

*	Includes loaned securities with market value totaling $668,962, $793,220 and $1,084,063 for the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Discovery Fund, respectively.
(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
(3)	The Jacob Internet Fund Institutional Class shares liquidated on November 17, 2023.
The accompanying notes are an integral part of these financial statements.

6

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
Investment Income:
Dividend income	$230,888	$29,710	$214,244
Interest income	7,598	956	5,106
Securities lending income	15,583	5,361	16,955
Total investment income	254,069	36,027	236,305
Expenses:
Investment adviser fees	325,534	29,852	83,216
Distribution and shareholder servicing expenses-Investor Class (See Note 7)	71,831	4,160	9,765
Administration fees	43,080	25,493	31,707
Fund accounting fees	14,626	17,669	17,777
Transfer agent fees	55,461	23,514	28,473
Custody fees	2,970	2,838	2,863
Federal and state registration	12,056	16,773	17,024
Insurance expense	3,398	487	1,260
Audit fees	8,584	8,581	8,584
Legal fees	37,842	5,309	10,838
Printing and mailing of reports to shareholders	979	155	605
Directors’ fees	31,785	4,559	8,450
Miscellaneous expenses	5,822	2,397	3,318
Total Expenses	613,968	141,787	223,880
Expense Waiver (See Note 6)	—	(29,853)	(61,072)
Distribution and Shareholder Servicing Expense Waiver (See Note 7)	(6,724)	(410)	(1,060)
Net Expenses	607,244	111,524	161,748
Net investment gain (loss)	(353,175)	(75,497)	74,557
Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	3,500,572	583,192	610,048
Foreign Currency Transactions	—	—	—
Change in net unrealized appreciation (depreciation) on investments	11,271,760	708,686	292,671
Net realized and unrealized gain on investments	14,772,332	1,291,878	902,719
Net Increase in Net Assets Resulting from Operations	$14,419,157	$1,216,381	$977,276

The accompanying notes are an integral part of these financial statements.

7

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment loss	$(353,175)	$(916,322)
Net realized gain on investment transactions	3,500,572	437,324
Change in net unrealized appreciation (depreciation) on investments	11,271,760	4,701,977
Net increase in net assets resulting from operations	14,419,157	4,222,979
Capital Share Transactions: (Note 3)
Proceeds from shares sold	6,697,181	1,712,190
Cost of shares redeemed	(5,872,481)	(10,963,872)
Redemption fees	31,023	4,918
Net increase (decrease) in net assets resulting from capital share transactions	855,723	(9,246,764)
Net increase (decrease) in net assets	15,274,880	(5,023,785)
Net Assets:
Beginning of period/year	44,515,859	49,539,644
End of period/year	$59,790,739	$44,515,859

The accompanying notes are an integral part of these financial statements.

8

JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment loss	$(75,497)	$(192,961)
Net realized gain (loss) on investment transactions
Investments	583,192	678,937
Foreign currency transactions	—	(179)
Change in net unrealized appreciation (depreciation) on investments	708,686	509,677
Net increase in net assets resulting from operations	1,216,381	995,474
Capital Share Transactions: (Note 3)
Proceeds from shares sold	474,970	575,021
Cost of shares redeemed	(524,932)	(1,817,303)
Redemption fees	—	3,921
Net decrease in net assets resulting from capital share transactions	(49,962)	(1,238,361)
Net increase (decrease) in net assets	1,166,419	(242,887)
Net Assets:
Beginning of period/year	7,005,327	7,248,214
End of period/year	$8,171,746	$7,005,327

The accompanying notes are an integral part of these financial statements.

9

JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment gain (loss)	$74,557	$(170,384)
Net realized gain (loss) on:
Investments	610,048	(3,383,644)
Foreign currency transactions	—	(45)
Change in net unrealized appreciation (depreciation) on investments	292,671	4,405,828
Net increase in net assets resulting from operations	977,276	851,755
Capital Share Transactions: (Note 3)
Proceeds from shares sold	352,395	596,730
Cost of shares redeemed	(2,199,210)	(8,071,371)
Redemption fees	21	127
Net decrease in net assets resulting from capital share transactions	(1,846,794)	(7,474,514)
Net decrease in net assets	(869,518)	(6,622,759)
Net Assets:
Beginning of period/year	15,660,348	22,283,107
End of period/year	$14,790,830	$15,660,348

The accompanying notes are an integral part of these financial statements.

10

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$4.68	$4.30	$4.84	$10.63	$7.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)	(0.09)	(0.09)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investment transactions	1.61	0.47	(0.45)	(5.34)	4.81
Total from investment operations	1.57	0.38	(0.54)	(5.50)	4.62
Less distributions from net realized gains	—	—	—	(0.29)	(1.19)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.02
Net asset value, end of period/year	$6.25	$4.68	$4.30	$4.84	$10.63
Total return	33.55%(6)	8.84%	−11.16%	−53.13%	71.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$59,791	$44,516	$49,535	$63,096	$170,119
Ratio of Gross operating expenses (prior to waivers) to average net assets	2.33%(7)	2.58%	2.54%	2.12%	2.03%
Ratio of net operating expenses (after waivers) to average net assets(4)	2.33%(5)(7)	2.48%	2.44%	2.02%	1.93%
Ratio of net investment loss (prior to waivers) to average net assets	(1.36)%(7)	(1.98)%	(2.18)%	(2.11)%	(1.98)%
Ratio of net investment loss (after waivers) to average net assets(4)	(1.36)%(5)(7)	(1.88)%	(2.08)%	(2.01)%	(1.88)%
Portfolio turnover rate	28%(6)	42%	45%	42%	44%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)
For the period September 1, 2011 through January 5, 2026, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Fund adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

11

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$19.35	$16.71	$17.29	$43.52	$30.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.20)	(0.46)	(0.41)	(0.52)	(0.68)
Net realized and unrealized gain (loss) on investment transactions	3.63	3.10	(0.17)	(20.09)	18.37
Total from investment operations	3.43	2.64	(0.58)	(20.61)	17.69
Less distributions from net realized gains	—	—	—	(5.62)	(5.02)
Paid in capital from redemption fees(2)	—	0.00(3)	0.00 (3)	0.00(3)	0.05
Net asset value, end of period/year	$22.78	$19.35	$16.71	$17.29	$43.52
Total return	17.78% (5)	15.80%	−3.35%	−53.74%	62.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$4,929	$4,204	$4,261	$5,057	$12,782
Ratio of gross operating expenses (prior to waiver) to average net assets	3.69% (6)	3.92%	3.63%	2.46%	1.84%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.89% (6)	3.12%	2.83%	1.95%	1.74%
Ratio of net investment loss (prior to waiver) to average net assets	(2.73)% (6)	(3.45)%	(3.23)%	(2.37)%	(1.80)%
Ratio of net investment loss (after waiver) to average net assets(4)	(1.93)% (6)	(2.65)%	(2.43)%	(1.86)%	(1.70)%
Portfolio turnover rate	25% (5)	54%	64%	45%	71%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Not annualized.
(6)	Annualized.
The accompanying notes are an integral part of these financial statements.

12

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$18.57	$16.08	$16.68	$42.33	$30.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.22)	(0.48)	(0.44)	(0.61)	(0.76)
Net realized and unrealized gain (loss) on investment transactions	3.49	2.97	(0.16)	(19.42)	17.92
Total from investment operations	3.27	2.49	(0.60)	(20.03)	17.16
Less distributions from net realized gains	—	—	—	(5.62)	(5.02)
Paid in capital from redemption fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.05
Net asset value, end of period/year	$21.84	$18.57	$16.08	$16.68	$42.33
Total return	17.61% (6)	15.49%	−3.60%	−53.90%	61.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$3,243	$2,802	$2,987	$3,488	$17,384
Ratio of gross operating expenses (prior to waiver) to average net assets	3.94% (7)	4.26%	3.88%	2.70%	2.07%
Ratio of net operating expenses (after waiver) to average net assets(4)	3.14% (5)(7)	3.36%	3.08%	2.25%	1.93%
Ratio of net investment loss (prior to waiver) to average net assets	(2.98)% (7)	(3.78)%	(3.47)%	(2.62)%	(2.03)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.18)% (5)(7)	(2.88)%	(2.67)%	(2.17)%	(1.89)%
Portfolio turnover rate	25% (6)	64%	64%	45%	71%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

13

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$24.54	$23.06	$24.48	$45.90	$27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment gain (loss)(1)	0.15	(0.16)	(0.40)	(0.61)	(0.65)
Net realized and unrealized gain (loss) on investment transactions	1.52	1.64	(1.02)	(19.91)	21.69
Total from investment operations	1.67	1.48	(1.42)	(20.52)	21.04
Less distributions from net investment income	—	—	—	(0.18)	—
Less distributions from net realized gains	—	—	—	(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.01	0.10
Net asset value, end of period/year	$26.21	$24.54	$23.06	$24.48	$45.90
Total return	6.81%(5)	6.42%	−5.80%	−45.51%	82.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$8,275	$8,310	$10,013	$13,274	$30,536
Ratio of gross operating expenses (prior to waiver) to average net assets	2.83% (6)	2.68%	2.30%	1.80%	1.74%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.00% (6)	2.00%	2.00%	1.80%	1.67%
Ratio of net investment loss (prior to waiver) to average net assets	0.36% (6)	(1.39)%	(1.97)%	(1.80)%	(1.66)%
Ratio of net investment loss (after waiver) to average net assets(4)	1.19% (6)	(0.71)%	(1.67)%	(1.80)%	(1.59)%
Portfolio turnover rate	11% (5)	20%	16%	23%	32%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Not annualized.
(6)	Annualized.
The accompanying notes are an integral part of these financial statements.

14

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$22.01	$20.75	$22.09	$41.51	$24.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment gain (loss)(1)	0.09	(0.24)	(0.43)	(0.64)	(0.69)
Net realized and unrealized gain (loss) on investment transactions	1.37	1.50	(0.91)	(17.99)	19.66
Total from investment operations	1.46	1.26	(1.34)	(18.63)	18.97
Less distributions from net investment income	—	—	—	(0.07)	—
Less distributions from net realized gains	—	—	—	(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.13
Net asset value, end of period/year	$23.47	$22.01	$20.75	$22.09	$41.51
Total return	6.63%(6)	6.07%	−6.07%	−45.66%	81.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$6,515	$7,350	$12,270	$21,897	$81,297
Ratio of gross operating expenses (prior to waiver) to average net assets	3.08% (7)	3.03%	2.54%	2.11%	1.97%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.30% (5)(7)	2.30%	2.30%	2.01%	1.85%
Ratio of net investment loss (prior to waiver) to average net assets	(0.04)% (7)	(1.90)%	(2.22)%	(2.11)%	(1.86)%
Ratio of net investment loss (after waiver) to average net assets(4)	0.74% (5)(7)	(1.17)%	(1.98)%	(2.01)%	(1.74)%
Portfolio turnover rate	11% (6)	20%	16%	23%	32%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2025, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

15

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)
NOTE 1 – DESCRIPTION OF ORGANIZATION
Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Discovery Fund (the “Discovery Fund”). each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund and Discovery Fund is long-term growth of capital.
The Investor Class shares of the Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund).
The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Internet Fund currently offers one class of shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
(a)
Investment Valuation. Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that

16

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
“observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Arrangement of Transportation of Freight & Cargo	$869,128	$—	$—	$869,128
Auto Dealers & Gasoline Stations	1,393,492	—	—	1,393,492
Business Services	8,186,956	—	—	8,186,956
Calculating and Accounting Machines (No Electronic Computers)	1,975,784	—	—	1,975,784
Communications Equipment	3,912,172	—	—	3,912,172
Computer Peripheral Equipment	1,239,454	—	—	1,239,454
Computer Processing & Data Preparation	5,178,045	—	—	5,178,045
Computer Programming, Data Processing, Etc.	12,953,347	—	—	12,953,347
Finance Services	3,833,009	—	—	3,833,009
Miscellaneous Amusement & Recreation	8,238,456	—	—	8,238,456
Patent Owners & Lessors	1,118,452	—	—	1,118,452
Personal Services	1,931,807	—	—	1,931,807
Real Estate	7,365,555	—	—	7,365,555
Semiconductors & Related Devices	1,271,114	—	—	1,271,114
Total Common Stocks	59,466,771	—	—	59,466,771
Short Term Investment
Money Market Fund	299,897	—	—	299,897
Collateral for Securities on Loan
Money Market Fund	641,035	—	—	641,035
Total Investments in Securities	$60,407,703	$—	$—	$60,407,703

17

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Dealers & Gasoline Stations	$77,598	$—	$—	$77,598
Biological Products (No Diagnostic Substances)	553,253	—	—	553,253
Business Services	688,549	—	—	688,549
Calculating & Accounting Machines (No Electronic Computers)	245,196	—	—	245,196
Communications Equipment	468,825	—	—	468,825
Computer Peripheral Equipment	160,746	—	—	160,746
Computer Processing & Data Preparation	572,268	—	—	572,268
Computer Programming, Data Processing, Etc.	699,402	—	—	699,402
Finance Services	163,511	—	—	163,511
Industrial Organic Chemicals	139,980	—	—	139,980
Medical Laboratories	392,165	—	—	392,165
Miscellaneous Amusement & Recreation	331,938	—	—	331,938
Motion Picture & Video Tape Production	301,300	—	—	301,300
Patent Owneres & Lessors	126,960	—	—	126,960
Personal Services	241,146	—	—	241,146
Pharmaceutical Preparations	1,261,048	—	—	1,261,048
Real Estate	915,093	—	—	915,093
Semiconductors & Related Devices	84,481	—	—	84,481
Surgical & Medical Instruments & Apparatus	682,827	—	—	682,827
Total Common Stocks	8,106,286	—	—	8,106,286
Short Term Investment
Money Market Fund	48,250	—	—	48,250
Collateral for Securities on Loan
Money Market Fund	760,087	—	—	760,087
Total Investments in Securities	$8,914,623	$—	$—	$ 8,914,623

The following is a summary of the inputs used to value the Discovery Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising	$288,356	$—	$—	$ 288,356
Arrangement of Transportation of Freight & Cargo	427,500	—	—	427,500
Auto Dealers & Gasoline Stations	191,060	—	—	191,060
Biological Products (No Diagnostic Substances)	216,080	—	—	216,080
Business Services	1,277,220	—	—	1,277,220
Calculating & Accounting Machines (No Electronic Computers)	582,572	—	—	582,572
Communications Equipment	987,853	—	—	987,853
Computer Peripheral Equipment	383,717	—	—	383,717

18

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks - (Continued)
Computer Processing & Data Preparation	$788,856	$—	$—	$788,856
Consumer Credit Reporting, Collection Agencies	182,050	—	—	182,050
Functions Related to Depository Banking	627,453	—	—	627,453
Gold and Silver Ores	546,358	—	—	546,358
Help Supply Services	505,494	—	—	505,494
Industrial Organic Chemicals	209,380	—	—	209,380
Medical Laboratories	533,961	—	—	533,961
Metal Mining	257,198	—	—	257,198
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	188,692	—	—	188,692
Miscellaneous Amusement & Recreation	693,542	—	—	693,542
Motion Picture & Video Tape Production	818,927	—	—	818,927
Patent Owneres & Lessors	178,343	—	—	178,343
Personal Services	447,742	—	—	447,742
Pharmaceutical Preparations	2,102,826	—	—	2,102,826
Prepackaged Software	23,565	—	—	23,565
Real Estate	262,475	—	—	262,475
Semiconductors & Related Devices	216,016	—	—	216,016
Surgical & Medical Instruments & Apparatus	981,905	—	—	981,905
Total Common Stocks	13,919,141	—	—	13,919,141
Preferred Stocks
Advertising Agencies	—	—	10,061	10,061
Short Term Investment
Money Market Fund	777,054	—	—	777,054
Collateral for Securities on Loan
Money Market Fund	1,056,443	—	—	1,056,443
Total Investments in Securities	$15,752,638	$—	$10,061	$15,762,699

(a)	Certain non-U.S. dollar demoninated securities use systematic fair valuation.
The following is a reconciliation of Level 3 investments for the period from September 1, 2024 to February 28, 2025:

Preferred Stocks
Beginning Balance – September 1, 2024	$10,577
Acquisitions	—
Change in unrealized appreciation (depreciation)	(516)
Ending Balance – February 28, 2025	$10,061
Change in unrealized appreciation/deprecation on investments still held at February 28, 2025	$(516)

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the six months ended February 28, 2025, the Adviser determined the

19

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferrable and non-tradable.
(b)
Investment Transactions and Investment Income. Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis.

(c)
Expenses. Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets. Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets. Expenses are recorded on an accrual basis.

(d)
Foreign Currency Transactions. The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
(e)
Distributions to Shareholders. The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(f)
Federal Income Taxes. The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2024. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2024. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2024, open federal tax years include the tax years ended August 31, 2021 through August 31, 2023.
(g)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)
Contingencies and Commitments. The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation generally expects the risk of loss to be remote.

20

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
(i)
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.

NOTE 3 – CAPITAL SHARE TRANSACTIONS
At February 28, 2025, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:
Investor Class

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Sales	1,079,672	$6,697,181	362,431	$1,712,190
Reinvestments	—	—	—	—
Redemptions	(1,023,504)	(5,872,482)	(2,364,476)	(10,958,991)
Redemption fees	—	31,023	—	4,918
Net increase (decrease)	56,168	$855,722	(2,002,045)	$(9,241,883)
Shares Outstanding:
Beginning of period/year	9,507,937		11,509,982
End of period/year	9,564,105		9,507,937
Total increase (decrease) for the Fund		$850,841		$(9,241,883)

Transactions in shares of the Small Cap Growth Fund were as follows:
Institutional Class

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Sales	10,976	$237,799	6,414	$114,295
Reinvestments	—	—	—	—
Redemptions	(11,878)	(243,582)	(44,188)	(748,025)
Redemption fees	—	—	—	2,212
Net decrease	(902)	$(5,783)	(37,774)	$(631,518)
Shares Outstanding:
Beginning of period/year	217,253		255,027
End of period/year	216,351		217,253

21

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Investor Class

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Sales	11,021	$237,171	27,223	$460,726
Reinvestments	—	—	—	—
Redemptions	(13,393)	(281,351)	(62,118)	(1,069,278)
Redemption fees	—	—	—	1,709
Net decrease	(2,372)	$(44,180)	(34,895)	$(606,843)
Shares Outstanding:
Beginning of period/year	150,877		185,772
End of period/year	148,505		150,877
Total decrease for the Fund		$(49,963)		$(1,238,361)

Transactions in shares of the Discovery Fund were as follows:
Institutional Class

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Sales	9,005	$241,106	12,456	$283,184
Reinvestments	—	—	—	—
Redemptions	(31,887)	(781,601)	(107,982)	(2,412,883)
Redemption fees	—	11	—	63
Net decrease	(22,882)	$(540,484)	(95,526)	$(2,129,636)
Shares Outstanding:
Beginning of period/year	338,638		434,164
End of period/year	315,756		338,638

Investor Class

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Sales	4,785	$111,289	15,166	$313,545
Reinvestments	—	—	—	—
Redemptions	(61,137)	(1,417,609)	(272,593)	(5,658,488)
Redemption fees	—	10	—	65
Net decrease	(56,352)	$(1,306,310)	(257,427)	$(5,344,878)
Shares Outstanding:
Beginning of period/year	333,912		591,339
End of period/year	277,560		333,912
Total decrease for the Fund		$(1,846,794)		$(7,474,514)

22

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.
From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2025:

Fund	Number of shareholders owning greater than 10% of outstanding Fund shares
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	3
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	2
Discovery Fund Investor Class	2

NOTE 4 – INVESTMENT TRANSACTIONS
During the fiscal year ended February 28, 2025, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$14,427,961	$14,317,049
Small Cap Growth Fund	1,850,681	2,070,517
Discovery Fund	1,614,914	4,057,035

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2025.
NOTE 5 – TAX INFORMATION
At August 31, 2024, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund	Forward ETF
Cost of Investments	$46,872,575	$7,384,831	$23,438,868	$3,144,919
Gross unrealized appreciation	9,846,903	2,028,955	4,213,157	517,525
Gross unrealized depreciation	(11,328,833)	(1,988,267)	(10,109,865)	(1,310,166)
Net unrealized appreciation (depreciation)	$(1,481,930)	$40,688	$(5,896,708)	$(792,641)
Undistributed ordinary income	—	—	—	318
Undistributed long-term capital gains	—	—	—	—
Total distributable earnings	$—	$—	$—	$318
Other accumulated losses	$(8,818,412)	$(1,543,990)	$(23,034,183)	$(2,775,446)
Total accumulated losses	$(10,300,342)	$(1,503,302)	$(28,930,891)	$(3,567,769)

23

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and tax adjustments on Passive Foreign Investment Companies (“PFICs”). To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. At August 31, 2024, the Funds had the following capital loss carryovers and capital loss utilized:

	Capital Loss Carryover		Capital Loss Utilized
	Short Term	Long Term	Short Term	Long Term
Jacob Internet Fund	$—	$7,908,011	$908,993	$1,125,678
Jacob Small Cap Growth Fund	248,674	1,128,777	548,537	396,200
Jacob Discovery Fund	5,069,691	17,906,487	417,343	—
Jacob Forward ETF	1,004,852	1,770,594	43,581	—

As of the fiscal year end August 31, 2024, the Funds’ most recent fiscal year end, no Funds had deferred, on a tax basis, any post-October losses.
For the fiscal year ended August 31, 2024, the Funds’ most recent fiscal year end, the following funds deferred late year losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund
$910,401	$166,539	$58,006

The Funds did not pay distributions during the six-months and fiscal year ended February 28, 2025 and August 31, 2024, respectively.
Reclassification Adjustments: GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings for the Funds as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Distributable Earnings	$(17,986)	$76,323	$282,185
Capital Stock	17,986	(76,323)	(282,185)

NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 0.75% of the Forward ETF’s average daily net assets. The adviser fee of the Forward ETF is a unitary fee, whereby the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) payments under the Fund’s Rule 12b-1 plan, (ii) brokerage commissions and other expenses incidental to transactions in portfolio securities or instruments, (iii) acquired fund fees and expenses, (iv) taxes (including accrued deferred tax liability), (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Corporation or a Fund may be a party and indemnification of the Directors and officers with respect thereto), and (vii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

24

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million.
The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% for Investor Class shares average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2025, the Adviser did not waive any fees with respect to the Internet Fund.
Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund), the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2025, fees of $29,853 were waived by the Adviser with respect to the Small Cap Growth Fund.
Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2025, fees of $61,072 were waived by the Adviser with respect to the Discovery Fund. The amounts below are eligible for recoupment by the Adviser, however, the Adviser has not begun recouping as of February 28, 2025.
Following is a schedule of when fees may be recouped:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Expiration
$ —	$60,090	$—	August 31, 2025
—	63,547	75,376	August 31, 2026
—	56,241	117,505	August 31, 2027
	29,853	61,069	August 31, 2028
$—	$209,731	$253,950

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.
NOTE 7 – DISTRIBUTION AND SERVICE PLAN
The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Investor Class shares of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet

25

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Investor Class shares of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Internet Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The Internet Fund incurred $78,555 in expenses pursuant to the Internet Fund Plan for the six months ended February 28, 2025.
The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Small Cap and Discovery Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $4,570 and the Discovery Fund incurred $10,825 in expenses pursuant to the Plan for the six months ended February 28, 2025.
NOTE 8 – INDUSTRY CONCENTRATION RISK
Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Science and Technology Risk: The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations

26

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
NOTE 9 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% (for loans of U.S. securities) or 105% (for loans of foreign securities) of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money.
The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of February 28, 2025, the following Funds had equity securities on loan which are presented gross on the Statement of Assets and Liabilities:

	Market Value	Collateral Value
Internet Fund	$668,962	$641,035
Small Cap Growth Fund	793,220	760,087
Discovery Fund	1,084,063	1,056,443

The fees and interest income earned through the securities lending program are reflected in the Statement of Operations. The collateral value pledged from the counterparty as of the end of the reporting period exceed the value of securities out on loan.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events after February 28, 2024 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

27

JACOB FUNDS INC.
Approval of the Investment Advisory Agreements
During the fiscal quarter ended November 30, 2024, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Discovery Fund (the “Discovery Fund”) (each a “Fund” and, collectively, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Discovery Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.
In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, such as: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) each Fund’s performance; (iii) each Fund’s fees and expenses; (iv) the costs of the services provided and the profits realized by the Adviser; (v) whether economies of scale would be realized by the Adviser with respect to each Fund as it grows larger and the extent to which this is reflected in the level of the management fee charged, specifically the Adviser’s continued monitoring of the appropriateness of existing fee breakpoints in the management fees for each Fund. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.
The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things and as applicable: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the management fees and a peer group comparison along with a discussion of the appropriateness of the fees;
(viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses along with projected income and loss at various levels of assets under management for the Funds; (x) a description of errors and omission insurance coverage that is currently in place;
(xi) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (xii) a copy of the Fee Waiver Agreements with the Adviser; (xiii) Morningstar Inc. (“Morningstar”) comparative industry peer group data for the Funds’ performance for various periods ended August 31, 2024; and (xiv) Morningstar comparative industry peer group data regarding the investment advisory fees and net expense ratios of the Funds (less Rule 12b-1 fees) for the period ended August 31, 2024.
When considering the nature and quality of the services provided by the Adviser to the Funds, the Board reviewed: (a) the scope and depth of the Adviser’s organization; (b) the experience and expertise of the Adviser’s investment professionals that provide management services to the Funds; and (c) the Adviser’s investment advisory capabilities. The Board evaluated the Adviser’s portfolio management process and investment approach and also considered whether the Funds operated within their investment objectives and styles and each Fund’s record of compliance with its investment restrictions. The Board also considered the nature and character of non-investment management services that are provided by the Adviser, including certain administrative and compliance services. After analyzing the caliber of services provided by the Adviser to the Funds, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services provided to the Funds were consistent with the terms of the Investment Advisory Agreements and the Funds’ operational requirements.
The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions at prior Board meetings, and Adviser commentary provided to the Board between Board meetings, particular attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements. In particular, the Board noted the performance of each Fund relative to its Morningstar peer group and benchmark indices over various periods ended August 31, 2024.

28

JACOB FUNDS INC.
Approval of the Investment Advisory Agreements(Continued)
With respect to the Internet Fund, the Board considered that the Fund’s performance results were below the median and average of its Morningstar peer group (US Fund Technology Funds Category) for the year-to-date, one-, three-, five-, and ten-year periods ended August 31, 2024. The Board considered that the Internet Fund underperformed its broad-based index and its benchmark index (the S&P 500 Index and the Nasdaq Composite Index, respectively) for the same periods. The Board also noted that the performance of the Internet Fund was generally in line with the S&P 500 Index for the fifteen-year period ended August 31, 2024. The Independent Directors took into consideration the Adviser’s explanation for the recent underperformance of the Internet Fund, including the results of macroeconomic conditions (such as consumer concerns over a slowing economy, some weakness in the labor market and an ongoing restrictive interest rate environment) and high market volatility, as well as a decline in smaller capitalization technology stocks. The Independent Directors also noted the Adviser’s explanation that the Internet Fund generally focused on smaller-capitalization growth companies, which became out of favor in the current market environment, while the largest capitalization companies (as reflected, for example, in the Nasdaq Composite Index) generally outperformed on a relative basis. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning in the current market environment, the Independent Directors noted that they would continue to monitor future performance.
With respect to the Small Cap Fund, the Board considered that the Fund’s performance results were below the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) and the Russell 2000 Growth Index for the year-to-date, one-, three-, five- and ten-year periods ended August 31, 2024. The Independent Directors took into consideration the Adviser’s explanation for the Small Cap Fund’s underperformance, including the results of macroeconomic conditions (such as consumer concerns over a slowing economy, some weakness in the labor market and an ongoing restrictive interest rate environment) and high market volatility, as well as a decline in smaller capitalization stocks. The Independent Directors also noted the Adviser’s explanation that the Small Cap Fund generally focused on micro- and small-capitalization growth companies, which became out of favor in the current market environment. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning, the Independent Directors noted that they would continue to monitor future performance.
With respect to the Discovery Fund, the Board considered that the Fund’s performance results were below the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the year-to-date, one-, three-, five- and ten-year periods ended August 31, 2024. The Board also considered that the Discovery Fund had outperformed the Russell Microcap Growth Index for the five and ten-year periods. The Independent Directors took into consideration the Adviser’s explanation for the Discovery Fund’s shorter-term underperformance, including the results of macroeconomic conditions (such as consumer concerns over a slowing economy, some weakness in the labor market and an ongoing restrictive interest rate environment) and high market volatility, as well as the performance of micro-capitalization biotechnology companies and the healthcare sector. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning, the Independent Directors noted that they would continue to monitor future performance.
The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s Morningstar peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses, and noting the relatively small size of the Small Cap Fund. The Adviser discussed the Adviser’s ongoing effort to increase economies of scale to reduce Fund expenses, and the plan to continue waiving the right to recoupment to achieve lower expense ratios for the Funds. The Board also noted its intention to permanently reduce the 12b-1 fees payable under the distribution and service plans of the Funds by 10 basis points (Investor Class shares only), a reduction which had previously been renewed on an annual basis.
With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Internet Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2026 and the permanent reduction in 12b-1 fees payable under the distribution and service plan of the Internet Fund. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Internet Fund and noted that the Internet Fund’s expenses had been subsidized by an advisory fee waiver over various periods. While noting the Internet Fund’s advisory fees and overall expenses

29

JACOB FUNDS INC.
Approval of the Investment Advisory Agreements(Continued)
compared to the Morningstar peer group, including percentile rankings, the Board was satisfied overall that the Adviser has taken, and is taking, actions in an effort to improve the Internet Fund’s comparative expenses.
With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Small Cap Fund’s net expense ratio (excluding 12b-1 fees) for Investor Class shares was above the median and average of its Morningstar peer group, however, the Small Cap Fund’s advisory fees were below the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2026 and the permanent reduction in 12b-1 fees payable under the distribution and service plan of the Fund. The Board discussed the competitiveness of the Small Cap Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Small Cap Fund and noted that the Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2024. The Board was satisfied that the Adviser has taken, and is taking, actions in an effort to improve the Small Cap Fund’s comparative expenses.
With respect to the advisory fees and overall expenses of the Discovery Fund, the Board considered that the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2026 and the permanent reduction in 12b-1 fees payable under the distribution and service plan of the Discovery Fund. The Board discussed the competitiveness of the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Discovery Fund and noted that the Discovery Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2024. The Board was satisfied that the Adviser has taken, and is taking, actions in an effort to improve the Discovery Fund’s comparative expenses.
The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. The Independent Directors also considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Company and the Funds, and the Adviser’s commitment to the continued successful operation of the Funds.
In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received assistance and advice from independent legal counsel and counsel to the Company.
Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the ability and intention to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

30

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION (Unaudited)
For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2024:

Internet Fund	$0.00
Small Cap Growth Fund	$0.00
Discovery Fund	$0.00
Forward ETF	$0.00

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)*	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	5/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	5/7/2025

By (Signature and Title)*	/s/ Francis J. Alexander
Francis J. Alexander, Treasurer/Principal Financial Officer

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.